Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone  215.564.8000

Fax  215.564.8120

www.stradley.com

July 1, 2019

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin U.S. Government Money Fund

         File Nos.:  002-55029 and 811-02602

Dear Sir or Madam:

In connection with the registration by Franklin U.S. Government Money Fund (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class C and Class R shares of the Registrant, that will be issued to shareholders of the Franklin Templeton U.S. Government Money Fund (the “FT Money Fund”), in connection with a transfer of substantially all of the assets of the FT Money Fund to the Registrant, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement.  Shareholder approval of the FT Money Fund will not be required for this reorganization.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on August 1, 2019.  Upon effectiveness, the Registrant intends to make a Rule 485(b) amendment to the Registration Statement in order to incorporate by reference to the definitive versions of the prospectus and statement of additional information of the Registrant that were recently filed to register Class C and Class R shares of the Registrant and anticipated to become effective on July 30, 2019 and to make other non-material changes.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Jamie Gershkow at (215) 564-8543.

Very truly yours,

/s/ Kenneth L. Greenberg

Kenneth L. Greenberg, Esq.

Philadelphia, PA ● Harrisburg, PA ● Malvern, PA ● Cherry Hill, NJ ● Wilmington, DE ● Washington, DC ● New York, NY ● Chicago, IL

A Pennsylvania Limited Liability Partnership

# 4094860  v. 1